Goodwill	6 Months Ended
Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill Disclosure [Text Block]
6. Goodwill
Goodwill
Changes in the carrying value of goodwill by reporting segment were as follows:

	Motion Picture	Television Production	Total
	(Amounts in millions)
Balance as of March 31, 2024	$398.6	$412.6	$811.2
Measurement period adjustments (1)	(2.2)	(2.5)	(4.7)

Balance as of September 30, 2024	$396.4	$410.1	$806.5

(1)
Measurement period adjustments for the acquisition of eOne reflect a decrease to goodwill of $4.7 million resulting from an adjustment to the purchase price related to a settlement of certain working capital items of

$12.0 million partially offset by a net decrease in the estimated fair value of the net assets acquired. The decrease in the estimated fair value of the net assets acquired consisted of a net decrease to accounts receivable of $4.6 million, a net decrease in investment in films and television programs of $1.6 million, net increases to content related payables of $3.4 million, participations and residuals of $0.4 million, and accrued and other liabilities of $0.2 million, partially offset by a net increase to other assets of $2.9 million.